Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 27	$ 25	$ 16
Pension Expense	43	28	44
Other Postretirement Benefit Cost (Credit)	(12)	(14)	$ (4)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	1,500	1,500
Defined Benefit Plan, Funded Status of Plan	(223)	(251)
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	202	233
Defined Benefit Plan, Funded Status of Plan	$ (1)	$ (25)